Retirement Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Determination of benefit obligation at year end:
Discount rate (in percent)	5.65%	4.95%	5.10%
Annual rate of compensation increase (in percent)	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost (in percent)	4.95%	5.10%	3.10%
Annual rate of compensation increase (in percent)	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets (in percent)	6.75%	6.75%	6.75%